TAXES ON INCOME (Narrative) (Details) $ in Thousands, ₪ in Billions	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
Statutory tax rate	23.00%	23.00%	23.00%	23.00%
Uniform tax rate					16.00%
Withholding tax	20.00%	20.00%
Undistributed earnings		$ 3,839
Total consolidated revenues | ₪	₪ 10
Unrecognized deferred tax liability		589
Unrecognized tax benefits, accrued penalties and interest		116	$ 114
Penalties and interest expense		(194)	194	$ (131)
Taxes on income		4,352	4,690	$ 13,063
Unrecognized tax benefits affect the effective tax rate		1,746
Tax-exempt profit		169,300
Taxes on income		$ 31,300
Income tax rate distribution, percentage	60.00%	60.00%
Unrecognized tax benefits in reduction from deferred tax assets		$ 3,241	$ 2,860
Israel Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Taxes on income		$ 12,880
Minimum [Member]
Tax Credit Carryforward [Line Items]
Minimum percentage of income derived from export to receive tax benefits	10.00%	10.00%
Maximum [Member]
Tax Credit Carryforward [Line Items]
Minimum percentage of income derived from export to receive tax benefits	25.00%	25.00%
Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate					7.50%
Technological preferred enterprise [Member]
Tax Credit Carryforward [Line Items]
Tax rate derving from intellectual property	12.00%	12.00%
Technological preferred enterprise [Member] | Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Tax rate derving from intellectual property	7.50%	7.50%